Significant accounting policies (Details)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
ROC [Member] | Himax Technologies Limited Himax Taiwan [Member]
IFRS Statement [Line Items]
Investor		Himax Technologies, Inc.
Subsidiary		Himax Technologies Limited ("Himax Taiwan")
Main activities		IC design and sales
Jurisdiction of Incorporation		ROC
Percentage of Ownership		100.00%	100.00%
ROC [Member] | Himax Display Inc [Member]
IFRS Statement [Line Items]
Investor		Himax Technologies Limited
Subsidiary		Himax Display, Inc.
Main activities		LCOS and MEMS design, manufacturing and sales
Jurisdiction of Incorporation		ROC
Percentage of Ownership		82.68%	82.70%
ROC [Member] | Himax Analogic Inc [Member]
IFRS Statement [Line Items]
Investor		Himax Technologies Limited
Subsidiary		Himax Analogic, Inc.
Main activities		IC design and sales
Jurisdiction of Incorporation		ROC
Percentage of Ownership		98.62%	98.62%
ROC [Member] | Himax Imaging Ltd Imaging Taiwan [Member]
IFRS Statement [Line Items]
Investor		Himax Technologies Limited
Subsidiary		Himax Imaging, Ltd. ("Imaging Taiwan")
Main activities		IC design and sales
Jurisdiction of Incorporation		ROC
Percentage of Ownership		93.70%	93.70%
ROC [Member] | Himax Media Solutions Inc [Member]
IFRS Statement [Line Items]
Investor		Himax Technologies Limited
Subsidiary		Himax Media Solutions, Inc.
Main activities		ASIC service
Jurisdiction of Incorporation		ROC
Percentage of Ownership		99.22%	99.22%
ROC [Member] | Harvest Investment Limited [Member]
IFRS Statement [Line Items]
Investor		Himax Technologies Limited
Subsidiary		Harvest Investment Limited
Main activities		Investments
Jurisdiction of Incorporation		ROC
Percentage of Ownership		100.00%	100.00%
ROC [Member] | Liqxtal Technology Inc [Member]
IFRS Statement [Line Items]
Investor		Himax Technologies Limited
Subsidiary		Liqxtal Technology Inc.
Main activities		LC Lens design and sales
Jurisdiction of Incorporation		ROC
Percentage of Ownership		64.00%	64.00%
South Korea [Member] | Himax Technologies Korea Ltd [Member]
IFRS Statement [Line Items]
Investor		Himax Technologies, Inc.
Subsidiary		Himax Technologies Korea Ltd.
Main activities		IC design and sales
Jurisdiction of Incorporation		South Korea
Percentage of Ownership		100.00%	100.00%
Japan [Member] | Himax Technologies Japan Ltd [Member]
IFRS Statement [Line Items]
Investor		Himax Technologies, Inc.
Subsidiary		Himax Technologies Japan Ltd.
Main activities		Sales
Jurisdiction of Incorporation		Japan
Percentage of Ownership		100.00%	100.00%
Hong Kong [Member] | Himax Semiconductor Hong Kong Limited [Member]
IFRS Statement [Line Items]
Investor		Himax Technologies, Inc.
Subsidiary		Himax Semiconductor (Hong Kong) Limited
Main activities		Investments
Jurisdiction of Incorporation		Hong Kong
Percentage of Ownership		100.00%	100.00%
Hong Kong [Member] | Integrated Microdisplays Limited [Member]
IFRS Statement [Line Items]
Investor		Himax Display, Inc.
Subsidiary		Integrated Microdisplays Limited
Main activities		LCOS design
Jurisdiction of Incorporation		Hong Kong
Percentage of Ownership		82.68%	82.70%
Samoa [Member] | Himax Technologies Samoa Inc [Member]
IFRS Statement [Line Items]
Investor		Himax Technologies Limited
Subsidiary		Himax Technologies (Samoa), Inc.
Main activities		Investments
Jurisdiction of Incorporation		Samoa
Percentage of Ownership		100.00%	100.00%
PRC [Member] | Himax Technologies Suzhou Co Ltd [Member]
IFRS Statement [Line Items]
Investor		Himax Technologies (Samoa), Inc.
Subsidiary		Himax Technologies (Suzhou) Co., Ltd.
Main activities		Sales and technical support
Jurisdiction of Incorporation		PRC
Percentage of Ownership		100.00%	100.00%
PRC [Member] | Himax Technologies Shenzhen Co Ltd [Member]
IFRS Statement [Line Items]
Investor		Himax Technologies (Samoa), Inc.
Subsidiary		Himax Technologies (Shenzhen) Co., Ltd.
Main activities		Sales and technical support
Jurisdiction of Incorporation		PRC
Percentage of Ownership		100.00%	100.00%
Delaware USA [Member] | Himax Display USA Inc [Member]
IFRS Statement [Line Items]
Investor		Himax Display, Inc.
Subsidiary		Himax Display (USA) Inc.
Main activities		LCOS and MEMS design, sales and technical support
Jurisdiction of Incorporation		Delaware, USA
Percentage of Ownership		82.68%	82.70%
Delaware USA [Member] | Himax IGI Precision Ltd [Member]
IFRS Statement [Line Items]
Investor		Himax Technologies Limited
Subsidiary		Himax IGI Precision Ltd.
Main activities		3D micro and nano structure mastering and prototype replication
Jurisdiction of Incorporation		Delaware, USA
Percentage of Ownership		100.00%	100.00%
Cayman Islands [Member] | Himax Imaging Inc [Member]
IFRS Statement [Line Items]
Investor		Himax Technologies, Inc.
Subsidiary		Himax Imaging, Inc.
Main activities		Investments
Jurisdiction of Incorporation		Cayman Islands
Percentage of Ownership		100.00%	100.00%
California USA [Member] | Himax Imaging Corp [Member]
IFRS Statement [Line Items]
Investor		Himax Imaging, Ltd.
Subsidiary		Himax Imaging Corp.
Main activities		IC design
Jurisdiction of Incorporation		California, USA
Percentage of Ownership		93.70%	93.70%
Israel [Member] | Emza Visual Sense Ltd. [Member]
IFRS Statement [Line Items]
Investor		Himax Technologies Limited
Subsidiary	[1]	Emza Visual Sense Ltd. (1)
Main activities		Visual sensors and efficient machine vision algorithm
Jurisdiction of Incorporation		Israel
Percentage of Ownership		100.00%	100.00%

[1]	Emza Visual Sense Ltd. was wholly acquired by Himax Technologies Limited and becomes a subsidiary of the Company from June 28, 2018.